Fair Value Measurements - Nonrecurring (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements
Fair value of non-financial liabilities	$ 0
Nonrecurring
Fair Value Measurements
Financial assets, fair value	0
Financial liabilities, fair value	0
Fair value impairment recognized on long-lived assets	0	$ 0
Recurring
Fair Value Measurements
Fair value of non-financial assets	$ 0